Income Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Schedule of Components for Net Loss	The components of net loss were attributable to the following regions:
	Years Ended September 30,
	2024	2023
United States	$7,638,784	$16,285,346
Foreign	879,736	1,143,082
Total	$8,518,520	$17,428,428

Schedule of Components of Income Taxes Expense

The components of income taxes expense consisted of the following:

	Years Ended September 30,
	2024	2023
Current:
Federal	$—	$—
State	—	—
Foreign	—	—
Total current income taxes expense	—	—
Deferred:
Federal	(1,428,756)	(665,382)
State	(483,736)	(225,279)
Foreign	(163,087)	(98,604)
Total deferred income taxes (benefit)	(2,075,579)	(989,265)
Change in valuation allowance	2,075,579	989,265
Total income taxes expense	$—	$—

Schedule of Reconciliations of Statutory Income Tax Rate

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate were as follows:

	Years Ended September 30,
	2024	2023
Statutory federal income tax rate	21.0%	21.0%
State tax	6.0%	0.8%
Foreign rate different rates	(0.2)%	(0.1)%
Permanent differences	(0.9)%	(17.2)%
Change in valuation allowance	(25.9)%	(4.5)%
Effective tax rate	0.0%	0.0%

Schedule of Net Deferred Tax Assets (Liabilities)

The components of the Company’s net deferred tax assets (liabilities) as of September 30, 2024 and 2023 were as follows:

	September 30,	September 30,
	2024	2023
Deferred tax assets
Net operating loss carry-forwards	$2,917,949	$1,726,620
Accrued directors’ compensation	137,890	100,410
Stock-based compensation	718,518	653,976
Impairment of digital assets	-	1,511
Allowance for credit losses	11,027	123,554
Unrealized foreign currency exchange loss	-	612
Capitalized SPAC acquisition related professional fee	1,261,780	364,902
Total deferred tax assets, gross	5,047,164	2,971,585
Valuation allowance	(5,047,164)	(2,971,585)
Total deferred tax assets	$-	$-